Accrued Expenses and Other Current Liabilities (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accrued expenses and other current liabilities
Compensation and benefits	$ 375,000	$ 817,656
Deferred rent	40,475	40,475
Professional fees	120,000
Other accrued expenses	6,851	6,852
Total accrued expenses and other current liabilities	$ 542,326	$ 864,983	$ 456,348